SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Maturity date	10 years
Wighted-average fair value of stock options granted	$ 0.17	$ 1.34
Ltip units vest	6,038,712
Ltip unit vest description	(a) 25% vested immediately on issuance; and (b) the remaining 75% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2020.
Fv ltip Units	4,227,098
FV LTIP Units Description	(a) 14.3% vested immediately on issuance; and (b) the remaining 85.7% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all FV LTIP Units being fully vested on March 15, 2022.
LTIP Units	724,645
Ltip units vested and converted	1,558,477	1,558,477
Granted an entitlement	$ 31,632,112	$ 7,443,954
Restricted stock grants vested descriptions	3,000,000 of the restricted stock units will vest as follows: one-fourth upon the 12-month employment anniversary, with the remaining three-fourths vesting in amounts of one third each when the trading price of the Subordinate Voting Shares on the then current stock exchange at any time during the term of employment reaches a minimum of C$10, C$15 and C$20, respectively.
Cancellation of restricted stock grants	6,244,589	974,103
Restricted Stock [Member]
Weighted average number of shares restricted stock	46,331
Vested descriptions	Restricted stock units on July 11, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.
Restricted Stock One [Member]
Weighted average number of shares restricted stock	131,859
Vested descriptions	Restricted stock units on August 29, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.
Restricted Stock Two [Member]
Weighted average number of shares restricted stock	918,785
Vested descriptions	Restricted stock units will vest ratably as follows: one-fourth within 30-days of the grant date, with the remaining three-fourths in three equal installments on every anniversary of the grant date, beginning on December 18, 2018 and concluding with all restricted stock units being fully vested on December 18, 2021.
Restricted Stock Three [Member]
Weighted average number of shares restricted stock	23,082
Vested descriptions	Restricted stock units will vest on a straight-line basis, beginning on January 3, 2019, and concluding with all restricted stock units being fully vested on August 28, 2019.
Restricted Stock Four [Member]
Weighted average number of shares restricted stock	162,455
Vested descriptions	Restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on March 26, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Restricted Stock Five [Member]
Weighted average number of shares restricted stock	72,202
Vested descriptions	Restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on May 7, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Restricted Stock Six [Member]
Weighted average number of shares restricted stock	5,458,749
Vested descriptions	Restricted stock units will vest as follows on the first anniversary of the grant date, December 10, 2020.
Restricted Stock Seveen [Member]
Weighted average number of shares restricted stock	1,885,408
Vested descriptions	Restricted stock units will vest as follows: on the second anniversary of the grant date, July 30, 2021.
Restricted Stock Eight [Member]
Weighted average number of shares restricted stock	50,181
Vested descriptions	Restricted stock units will vest as follows: on the first anniversary of the grant date, August 26, 2020.
Restricted Stock Nine [Member]
Weighted average number of shares restricted stock	49,616
Vested descriptions	Restricted stock units will vest as follows: on August 1, 2021.
Restricted Stock Ten [Member]
Weighted average number of shares restricted stock	28,210,512
Vested descriptions	Restricted stock units vest 37.5%, 12.5%, 37.5%, 12.5% on the 1st, 2nd, 3rd and 4th anniversary, respectively
MedMax Corp Redeemable Shares [Member] | Warrant One [Member]
Warrants outstanding contractual life	3 years 8 months 19 days
Subordinate Voting Shares [Member] | Warrant One [Member]
Warrants outstanding contractual life	3 years 10 months 6 days
Share Based Compensation [Member]
Wighted-average fair value of stock options granted	$ 0.17	$ 0.98
Weighted-average remaining contractual life	5 years 4 months 24 days	7 years 18 days